SEGMENT REPORTING (Revenues Attributable to The Different Service and Product Groups) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Revenues	$ 52,102	$ 41,564	$ 32,579
Online Education Service [Member]
Segment Reporting Information [Line Items]
Revenues	40,281	30,788	23,982
Percentage of total contract revenue from Online education services, percent	77.30%	74.00%	73.60%
Books And Reference Materials [Member]
Segment Reporting Information [Line Items]
Revenues	4,438	4,743	3,939
Offline Education Service [Member]
Segment Reporting Information [Line Items]
Revenues	4,507	2,907	1,557
Others [Member]
Segment Reporting Information [Line Items]
Revenues	$ 2,876	$ 3,126	$ 3,101